UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. Schedule of Investments.

EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number of Shares					Value
	COMMON STOCKS: 90.2%

	Brazil: 7.3%
	115,000	Anhanguera Educacional Participacoes S.A *				$1,308,648
	142,000	BR Malls Participacoes S.A. *				1,676,812
	320,000	Construtora Tenda S.A. *				959,133
	174,000	Localiza Rent A Car S.A.				1,743,339
	30,600	Petroleo Brasileiro S.A. (ADR)				1,404,540
						7,092,472

	China/Hong Kong: 20.8%
	1,000	Baidu.com (ADR) *				391,050
	1,250,000	China Dongxiang (Group) Co. Ltd. #				831,394
	3,465,000	China Lifestyle Food & Beverages Ltd. (SGD) * #				466,792
	14,140,000	China Power New Energy Development Co. Ltd. * #				744,984
	496,000	China Zhongwang Holdings Ltd.*				487,677
	730,000	Fu Ji Food & Catering Services Holdings Ltd. * #				654,613
	610,000	Golden Eagle Retail Group Ltd. #				1,023,764
	5,020,000	Inspur International Ltd. #				658,737
	2,149,000	Ju Teng International Holdings Ltd. * #				1,822,367
	1,010,000	KWG Property Holdings Ltd. #				650,026
	657,000	Ming Fai International #				93,892
	1,400,000	Peace Mark Holdings Ltd.				-
	425,000	Ports Design Ltd. #				1,059,720
	4,614,000	PYI Corp. Ltd. #				207,649
	3,858,831	Qin Jia Yuan Media Services Co. Ltd. #				778,715
	17,100,000	REXLot Holdings Ltd. * #				1,518,358
	710,000	Sa Sa International Holdings Ltd. #				308,601
	435,000	Shimao Property Holdings Ltd. #				734,187
	1,645,000	Soho China Ltd. #				878,037
	128,000	Stella International Holdings Ltd. #				214,459
	1,645,000	Techtronic Industries Co. #				1,347,385
	145,000	Tencent Holdings Ltd. #				2,353,326
	3,430,400	Tian An China Investment Co. Ltd. #				2,072,842
	233,400	Tian An Investment Co. Warrants *
		(HKD 10.00, expiring 1/2/10)				301
	468,000	XinAo Gas Holdings Ltd. #				928,542
						20,227,418

	Georgia: 0.5%
	73,483	Bank of Georgia Reg S (GDR) * #				515,789

	India: 9.4%
	45,000	Advanta India Ltd. #				521,697
	63,000	Bank of India Ltd. #				540,716
	10,000	Educomp Solutions Ltd. #				970,993
	22,000	Financial Technologies India Ltd. #				628,845
	120,000	Godrej Consumer Products Ltd. #				605,529
	407,900	Hirco PLC (GBP) * #				1,333,945
	114,000	Housing Development & Infrastructure Ltd. #				758,491
	100,000	IVRCL Infrastuctures & Projects Ltd. #				812,219
	50,000	Jain Irrigation Systems Ltd. #				817,266
	35,383	Reliance Capital Ltd. #				670,784
	145,000	Rolta India Ltd. #				531,617
	95,885	Shriram Transport Finance Co. Ltd. #				755,378
	18,321	TRF Ltd. #				198,303
						9,145,783

	Indonesia: 2.8%
	915,000	Bank Rakyat Indonesia PT #				705,583
	9,750,000	Mitra Adiperkasa Tbk PT * #				451,630
	2,190,000	Perusahaan Gas Negara PT #				822,076
	495,000	Tambang Batubara Bukit Asam Tbk PT #				717,487
						2,696,776

	Israel: 1.2%
	74,000	Israel Chemicals Ltd. #				853,506
	68,000	Queenco Leisure International Ltd. (GDR) * R				299,520
						1,153,026

	Kazakhstan: 3.9%
	45,000	Chagala Group Ltd. (GDR) * R				86,850
	45,000	Eurasian Natural Resources Corp. (GBP) #				632,498
	136,000	Halyk Savings Bank of Kazakhstan Reg S (GDR) #				957,544
	165,000	Kazakhstan Kagazy PLC (GDR) *				29,700
	197,400	Kazakhstan Kagazy PLC (GDR) * R				35,532
	90,000	KazMunaiGas Exploration Reg S (GDR)				2,019,604
						3,761,728

	Malaysia: 1.8%
	828,700	CB Industrial Product Holding BHD #				776,770
	4,730,250	KNM Group BHD #				1,011,978
						1,788,748

	Mexico: 2.6%
	6,000	America Movil S.A. de C.V. (ADR) *				262,980
	590,000	Corporacion GEO S.A. de C.V. (Series B) *				1,604,282
	14,000	Grupo Televisa S.A. (ADR)				260,260
	205,000	Megacable Holdings, S.A.B. de C.V. *				387,308
						2,514,830

	Panama: 1.0%
	22,000	Copa Holdings S.A. (Class A)				978,780

	Peru: 0.8%
	10,000	Credicorp Ltd. (ADR)				777,600

	Philippines: 1.1%
	30,900,000	Megaworld Corp. #				973,516
	5,720,000	Megaworld Warrants
		(PHP 1.00, expiring 4/28/14) * #				88,251
						1,061,767

	Poland: 1.1%
	400,000	International Personal Finance Plc (GBP) #				1,044,449

	Russia: 6.1%
	13,000	Gazprom OAO (ADR) #				303,724
	27,000	Lukoil (ADR)				1,480,950
	36,000	Magnit OAO				2,158,108
	77,000	Novorossiysk Sea Trade Port Reg S (GDR) #				845,428
	495,000	Sberbank RF				986,659
	180,000	Sistema Hals Reg S (GDR) *				176,400
						5,951,269

	Singapore: 1.2%
	400,000	Ezra Holdings Ltd. * #				530,003
	150,000	Wilmar International Ltd. #				668,187
						1,198,190

	South Africa: 4.5%
	47,412	Bidvest Group Ltd. #				750,635
	54,000	Naspers Ltd. #				1,848,501
	100,000	Spar Group Ltd. #				860,359
	68,224	Standard Bank Group Ltd. #				885,623
						4,345,118

	South Korea: 11.5%
	5,950	Cheil Worldwide Inc. #				1,466,671
	21,600	CJ O Home Shopping Co. Ltd. #				1,492,783
	6,900	Glovis Co. #				650,988
	7,200	Hyundai Mobis Co. Ltd.#				1,009,593
	5,660	Lotte Shopping Co. #				1,519,897
	72,400	NanoTronix Co. Ltd. * #				608,902
	21,200	Samsung Card Co. #				946,407
	18,800	Samsung Techwin Co. Ltd. #				1,484,576
	12,000	Suprema Inc. #				201,291
	4,397	Taewoong Co. Ltd. #				281,586
	75,500	Woongjin Thinkbig Co. Ltd. #				1,467,248
						11,129,942

	Taiwan: 8.6%
	800,000	China Ecotek Corp. #				1,071,031
	736,863	Fortune Electric Co. Ltd. #				687,425
	556,000	Lumax International Corp. Ltd. #				1,147,184
	96,144	MediaTek Inc. #				1,598,010
	288,707	Shin Zu Shing Co. Ltd. #				1,604,657
	540,000	Uni-President Enterprises Corp. #				634,376
	884,692	Wistron Corp. #				1,641,436
						8,384,119
	Thailand: 0.3%
	400,000	Tisco Financial Group Plc (NVDR)				274,169

	Turkey: 3.0%
	16,000	BIM Birlesik Magazalar A.S. #				654,493
	254,018	Sinpas Gayrimenkul Yatirim Ortakligi A.S. * #				930,518
	355,000	Turkiye Garanti Bankasi A.S. #				1,348,573
						2,933,584

	United Arab Emirates : 0.5%
	100,000	First Gulf Bank PJSC				449,815

	Zimbabwe: 0.2%
	750,000	Commercial Bank of Zimbabwe				150,000

	Total Common Stocks
	(Cost: $78,873,898)					87,575,372

	PREFERRED STOCKS: 6.7%
	(Cost: $3,321,436)
	Brazil: 6.7%
	107,988	Cia Vale do Rio Doce				2,232,175
	43,000	Diagnosticos da America S.A. *				1,116,505
	71,000	Dufry South America Ltd. (BDR)				1,200,299
	28,000	Hypermarcas S.A. *				553,172
	100,000	PDG Realty S.A. Empreendimentos e Participacoes				830,323
	12,000	Totvs S.A.				589,298
						6,521,772

	MONEY MARKET FUND: 2.2%
	(Cost: $2,175,036)
	United States: 2.2%
	2,175,036	AIM Treasury Portfolio -				2,175,036
		Institutional Class

	Total Investments: 99.1%
	(Cost: $84,370,370)					96,272,180
	Other assets less liabilities: 0.9%					880,944
	NET ASSETS: 100.0%					$97,153,124

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
NVDR	Non-Voting Depository Receipt
PHP	Philippine Peso
SGD	Singapore Dollar

The aggregate cost of investments owned for Federal income tax purposes is $75,351,911 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation					$25,876,540
	Gross Unrealized Depreciation					(13,974,727)
	Net Unrealized Appreciation					$11,901,813

*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $67,185,355, which represents 69.2% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $421,902, or 0.4% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Restricted securities held by the Fund are as follows:

		Acquisition	Number	Acquisition		% of
	Security	Date	of Shares	Cost	Value	Net Assets
	Chagala Group Ltd. (a)	7/17/2007	45,000	$474,050	$ 86,850	0.1%
Kazakhstan Kagazy PLC (GDR) (a)		7/20/2005	197,400	1,025,451	35,532	0.0
Queenco Leisure International Ltd. (GDR) (a)		7/6/2007	68,000	1,297,605	299,520	0.3
				$2,797,106	$ 421,902	0.4%
	(a) Illiquid security

				% of
Summary of Investments by Industry				Invesments		Value
	Basic Materials			3.9%		$3,783,411
	Communications			10.2		9,824,961
	Consumer, Cyclical			17.7		17,071,388
	Consumer, Non-cyclical			9.6		9,226,989
	Diversified			0.8		750,635
Energy				6.9		6,671,289
Financial				24.0		23,071,871
Industrial				13.2		12,678,840
	Technology			9.6		9,267,142
Utilities				1.8		1,750,618
Total Common and Preferred Stocks				97.7%		94,097,144
	Money Market Fund			2.3		2,175,036
				100.0%		$96,272,180

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

				Level 2	Level 3
			Level 1	Significant	Significant	Fair Value
			Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
Brazil			$ 7,092,472	$ -	$ -	$ 7,092,472
	China / Hong Kong		879,028	19,348,390	-	20,227,418
Georgia			-	515,789	-	515,789
India			-	9,145,783	-	9,145,783
Indonesia			-	2,696,776	-	2,696,776
Israel			299,520	853,506	-	1,153,026
	Kazakhstan		2,171,686	1,590,042	-	3,761,728
Malaysia			-	1,788,748	-	1,788,748
Mexico			2,514,830	-	-	2,514,830
Panama			978,780	-	-	978,780
Peru			777,600	-	-	777,600
	Philippines		-	1,061,767	-	1,061,767
Poland			-	1,044,449	-	1,044,449
Russia			4,802,117	1,149,152	-	5,951,269
	Singapore		-	1,198,190	-	1,198,190
	South Africa		-	4,345,118	-	4,345,118
	South Korea		-	11,129,942	-	11,129,942
Taiwan			-	8,384,119	-	8,384,119
Thailand			274,169	-	-	274,169
Turkey			-	2,933,584	-	2,933,584
	United Arab Emirates		449,815	-	-	449,815
	Zimbabwe		150,000	-	-	150,000

	Preferred Stocks:
Brazil			6,521,772	-	-	6,521,772

	Money Market Fund:
	United States		2,175,036	-	-	2,175,036
Total			$ 29,086,825	$ 67,185,355	$ -	$ 96,272,180

See Note to Schedules of Investments

GLOBAL HARD ASSETS FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

Number of Shares					Value
COMMON STOCKS: 94.8%

Brazil: 2.8%
1,009,000	Petroleo Brasileiro S.A. (ADR)				$46,313,100

Canada: 17.7%
673,400	Agnico-Eagle Mines Ltd. (USD)				45,690,190
228,100	Barrick Gold Corp.				8,644,990
707,700	Brazilian Resources, Inc. * #				0
602,000	Canadian Natural Resources Ltd.				40,448,380
72,800	CIC Energy Corp. * R				129,192
668,100	First Quantum Minerals Ltd.				43,680,941
578,411	Goldcorp, Inc. (USD)				23,350,452
2,721,500	IAMGOLD Corp. (USD)				38,482,010
146,172	Kinross Gold Corp.				3,185,161
672,700	Kinross Gold Corp. (USD)				14,597,590
2,720,000	Osisko Mining Corp. *				20,222,482
1,854,000	Pacific Rubiales Energy Corp. *				22,961,790
184,100	Petrolifera Petroleum Ltd. *				185,708
571,050	Petrolifera Petroleum Ltd. * R				576,037
1,834,100	Red Back Mining, Inc. *				20,608,250
222,000	Silver Wheaton Corp. (USD) *				2,794,980
217,900	TimberWest Forest Corp. *				767,275
163,714	Yamana Gold, Inc. R				1,761,533
					288,086,961

Kazakhstan: 1.6%
1,147,400	KazMunaiGas Exploration Reg S (GDR) #				25,747,701

Kuwait: 0.7%
14,368,991	Kuwait Energy Co. K.S.C.C. # R				10,901,478

United Kingdom: 9.7%
1,421,000	African Minerals Ltd. * #				8,714,807
587,000	BHP Billiton PLC #				16,075,798
1,990,100	Heritage Oil Ltd. * #				15,696,345
940,200	Randgold Resources Ltd. (ADR)				65,701,176
96,400	Rio Tinto PLC (ADR)				16,415,956
2,346,000	Xstrata PLC #				34,597,841
					157,201,923

United States: 62.3%
1,089,000	Alpha Natural Resources, Inc. *				38,223,900
776,300	Anadarko Petroleum Corp.				48,697,299
835,400	Cabot Oil & Gas Corp.				29,865,550
409,300	Cameron International Corp. *				15,479,726
378,650	Comstock Resources, Inc. *				15,176,292
414,750	Concho Resources *				15,063,720
631,800	ConocoPhillips				28,532,088
258,500	Dril-Quip, Inc. *				12,831,940
369,000	Ellora Oil & Gas, Inc. * # R				2,630,601
392,800	EQT Corp.				16,733,280
912,300	Freeport-McMoRan Copper & Gold, Inc.				62,592,903
263,000	General Cable Corp. *				10,296,450
948,600	Halliburton Co.				25,726,032
515,500	Hess Corp.				27,558,630
375,200	Kaiser Aluminum Corp.				13,642,272
1,259,700	Louisiana-Pacific Corp. *				8,402,199
1,511,500	Mariner Energy, Inc. *				21,433,070
209,700	Monsanto Co.				16,230,780
277,398	MYR Group Inc. *				5,850,324
1,319,375	Newfield Exploration Co. *				56,152,600
790,300	Noble Corp.				29,999,788
627,400	Noble Energy, Inc.				41,383,304
998,100	NRG Energy, Inc. *				28,136,439
743,100	Occidental Petroleum Corp.				58,259,040
1,021,800	Petrohawk Energy Corp. *				24,737,778
2,006,000	Quanta Services, Inc. *				44,392,780
3,338,000	Quicksilver Resources, Inc. *				47,366,220
914,700	Schlumberger Ltd.				54,516,120
483,700	Southwestern Energy Co. *				20,644,316
1,869,500	Steel Dynamics, Inc.				28,678,130
488,600	Terex Corp. *				10,128,678
670,816	Transocean, Inc. *				57,374,892
2,551,400	Weatherford International Ltd. *				52,890,522
370,800	Weyerhaeuser Co.				13,589,820
762,900	XTO Energy, Inc.				31,523,028
					1,014,740,511

Total Common Stocks
(Cost: $1,255,454,935)					1,542,991,674

EXCHANGE TRADED FUND: 2.0%
(Cost: $27,109,351)
United States: 2.0%
1,959,800	iShares Silver Trust *				32,101,524

MONEY MARKET FUND: 2.7%
(Cost: $44,737,216)
United States: 2.7%
44,737,216	AIM Treasury Portfolio - Institutional Class				44,737,216

Total Investments: 99.5%
(Cost: $1,327,301,502)					1,619,830,414
Other assets less liabilities: 0.5%					7,865,675
NET ASSETS: 100.0%					$1,627,696,089

ADR American Depositary Receipt
GDR Global Depositary Receipt
USD United States Dollar
* Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $114,364,571, which represents 7.0% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $15,998,841, or 1.0% of net assets.

Reg S
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $1,335,449,976 and unrealized appreciation (depreciation) on such investments is:
Gross Unrealized Appreciation					$ 308,335,791
Gross Unrealized Depreciation					(23,955,353)
Net Unrealized Appreciation					$ 284,380,438

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/07	72,800	$ 922,687	$ 129,192	0.0%
Ellora Oil & Gas, Inc. (a)	6/30/06	369,000	4,428,000	2,630,601	0.2
Kuwait Energy Co. KSCC (a)	8/6/08	14,368,991	10,862,672	10,901,478	0.7
Petrolifera Petroleum Ltd.	3/7/05	571,050	507,487	576,037	0.0
Yamana Gold Inc.	5/29/08	163,714	327,428	1,761,533	0.1
			$ 17,048,274	$ 15,998,841	1.0%
(a) Illiquid security

				% of
Summary of Investments by Industry				Investments	Value
Basic Industry				3.1%	$ 50,243,104
Capital Goods				0.6	10,128,678
Chemicals				1.8	29,873,052
Energy				59.5	963,895,906
Industrial Metals				13.7	221,052,826
Paper and Forest				1.4	22,759,294
Precious Metals				15.1	245,038,814
Total Common Stocks				95.2%	1,542,991,674
Exchange Traded Fund				2.0	32,101,524
Money Market Fund				2.8	44,737,216
				100.0%	$ 1,619,830,414

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

			Level 2	Level 3
		Level 1	Significant	Significant	Fair Value
		Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Common Stocks:
Brazil		$ 46,313,100	$ -	$ -	$ 46,313,100
Canada		288,086,961	-	-	288,086,961
Kazakhstan		-	25,747,701	-	25,747,701
Kuwait		-	-	10,901,478	10,901,478
United Kingdom		82,117,132	75,084,791	-	157,201,923
United States		1,012,109,910	-	2,630,601	1,014,740,511

Exchange Traded Fund:
United States		32,101,524	-	-	32,101,524

Money Market Fund:
United States		44,737,216	-	-	44,737,216
Total		$ 1,505,465,843	$ 100,832,492	$ 13,532,079	$ 1,619,830,414

The following table reconciles the valuation of the Global Hard Assets Fund's Level 3 investment securities and related transations during the period ended September 30, 2009:

Balance as of 6/30/09					$11,700,606
Realized gain (loss)					-
Change in unrealized appreciation (depreciation)					1,831,473
Net purchases (sales)					-
Transfers in and/or out of level 3					-
Balance as of 9/30/09					$13,532,079

See Note to Schedules of Investments

INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (unaudited)

	Number of Shares					Value
COMMON STOCKS: 97.2%

	Australia: 9.3%
	6,309,000	Andean Resources Ltd.* #				$12,770,617
	7,898,384	Lihir Gold Ltd. * #				19,704,798
	905,725	Newcrest Mining Ltd. #				25,490,025
	4,521,260	Perseus Mining Ltd. * #				4,847,078
	2,400,266	Sino Gold Mining Ltd.* #				14,240,173
						77,052,691

	Canada: 67.9%
	340,441	Agnico-Eagle Mines Ltd.				23,024,608
	583,333	Agnico-Eagle Mines Ltd. (USD)				39,579,144
	1,510,000	Amarillo Gold Corp. *				1,114,183
	640,000	Aquiline Resources, Inc. *				2,630,178
	390,000	Aquiline Resources, Inc. * R				1,602,765
	874,100	AuEx Ventures, Inc. *				2,449,260
	3,050,000	Aurizon Mines Ltd. *				13,389,063
	100,000	Aurizon Mines Ltd. (USD) *				436,000
	1,000,000	AXMIN, Inc. * R				140,102
	392,638	Barrick Gold Corp. (USD)				14,880,980
	948,000	Bear Creek Mining Corp. * R				2,815,710
	1,765,000	Canplats Resources Corp. *				3,593,798
	468,300	Eastmain Resources, Inc. *				607,983
	1,839,000	Eastmain Resources, Inc. * R				2,387,531
	919,500	Eastmain Resources, Inc. Warrants
		(CAD 2.00, expiring 7/3/10) * # R				164,894
	1,800,000	Eldorado Gold Corp. *				20,443,656
	40,000	Eldorado Gold Corp. (USD) *				456,000
	1,633,900	European Goldfields Ltd. *				7,599,890
	2,800,000	Evolving Gold Corp. *				3,242,890
	585,000	Franco-Nevada Corp. R				15,348,293
	260,000	Full Metal Minerals Ltd. Warrants
		(CAD 3.00, expiring 10/24/09) * # R				0
	947,600	Gammon Gold, Inc. *				8,107,239
	527,500	Gammon Gold, Inc. (USD) *				4,489,025
	1,590,300	Gold Wheaton Corp. Warrants
		(CAD 1.00, expiring 7/8/13) * R				81,695
	437,500	Goldcorp, Inc.				17,562,929
	1,230,897	Goldcorp, Inc. (USD)				49,691,312
	17,500	Goldcorp, Inc. Warrants
		(CAD 45.75, expiring 6/9/11) *				147,434
	2,845,000	Great Basin Gold Ltd. *				4,357,913
	300,000	Great Basin Gold Ltd. * R				459,534
	850,000	Great Basin Gold Ltd. (USD) *				1,300,500
	1,000,000	Great Basin Gold Ltd. Warrants
		(CAD 1.60, expiring 10/15/10) *				378,275
	1,555,000	Guyana Goldfields, Inc. *				6,158,128
	882,800	IAMGOLD Corp.				12,475,378
	4,950,200	IAMGOLD Corp. (USD)				69,995,828
	313,500	International Tower Hill Mines Ltd. *				1,264,951
	165,100	Jinshan Gold Mines, Inc. *				218,972
	935,000	Jinshan Gold Mines, Inc. * R				1,240,087
	601,000	Keegan Resources Inc. *				2,127,483
	372,437	Kinross Gold Corp.				8,115,589
	222,350	Kinross Gold Corp. R				4,845,118
	1,139,738	Kinross Gold Corp. (USD)				24,732,315
	156,618	Kinross Gold Corp. Warrants
		(CAD 32.00, expiring 9/3/13) *				746,046
	1,640,000	Lake Shore Gold Corp. *				4,396,208
	601,500	Minco Silver Corp. *				1,089,908
	350,000	Minefinders Corp. *				3,432,494
	1,559,000	New Gold, Inc. *				5,955,550
	1,026,170	New Gold, Inc. * R				3,920,082
	3,308,800	New Gold, Inc. (USD) *				12,540,352
	1,130,850	New Gold, Inc. Warrants
		(CAD 15.00, expiring 4/3/12) * R				42,249
	770,000	Northgate Minerals Corp. *				2,078,457
	666,666	Northgate Minerals Corp. * R				1,799,528
	1,066,875	Orezone Gold Corp. *				587,920
	1,373,200	Osisko Mining Corp. *				10,209,382
	1,093,333	Osisko Mining Corp. * R				8,128,642
	952,134	Pacific Rim Mining Corp. (USD) *				295,161
	345,139	PAN American Silver Corp. *				7,923,707
	341,000	PAN American Silver Corp. (USD) *				7,774,800
	855,000	Pediment Gold Corp. * R				758,651
	530,000	Platinum Group Metals Ltd. * R				668,286
	514,500	Premier Gold Mines Ltd. *				1,307,094
	560,000	Rainy River Resources Ltd. *				1,176,855
	3,144,555	Red Back Mining, Inc. *				35,332,738
	350,000	Red Back Mining, Inc. * R				3,932,658
	5,114,000	San Gold Corp. *				14,090,786
	408,375	Silver Wheaton Corp. *				5,183,595
	1,759,000	Silver Wheaton Corp. (USD) *				22,145,810
	18,611	Silver Wheaton Corp. Warrants
		(CAD 4.00, expiring 9/5/13) *				104,222
	2,360,000	Silvercorp Metals, Inc.				11,241,769
	897,933	Yamana Gold, Inc.				9,661,596
	291,048	Yamana Gold, Inc. R				3,131,624
	694,597	Yamana Gold, Inc. (USD)				7,439,134
						560,751,937

	Mexico: 1.1%
	724,000	Fresnillo PLC (GBP) #				8,960,609

	South Africa: 5.4%
	522,000	AngloGold Ashanti Ltd. (ADR)				21,276,720
	1,310,000	Gold Fields Ltd. (ADR)				18,051,800
	650,000	Mvelaphanda Resources Ltd. * #				3,294,944
	306,000	Northern Platinum Ltd. #				1,348,653
	202,500	Platmin Ltd. (CAD) * R				264,792
						44,236,909

	United Kingdom: 9.2%
	1,088,000	Randgold Resources Ltd. (ADR)				76,029,440

	United States: 4.3%
	8,300,000	Capital Gold Corp. *				5,146,000
	345,000	Newmont Mining Corp.				15,186,900
	1,450,000	Northgate Minerals Corp.				3,886,000
	253,100	Royal Gold, Inc.				11,541,360
						35,760,260

	Total Common Stocks
	(Cost: $375,924,121)					802,791,846

EXCHANGE TRADED FUND: 1.2%
	(Cost: $7,741,474)
	United States: 1.2%
	102,000	SPDR Gold Trust *				10,082,700

MONEY MARKET FUND: 1.5%
	(Cost: $12,337,254)
	12,337,254	AIM Treasury Portfolio - Institutional Class				12,337,254

	Total Investments: 99.9%
	(Cost: $396,002,849)					825,211,800
Other assets less liabilities: 0.1%						773,923
	NET ASSETS: 100.0%					$825,985,723

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
*	Non-income producing
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $90,821,791, which represents 11.0% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended,  or otherwise restricted. These securities may be resold in transactions exempt from registration,  unless otherwise noted, and the market value amounted to $51,732,240, or 6.3% of net assets.

The aggregate cost of investments owned for Federal income tax purposes is $421,483,705 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation					$447,091,353
	Gross Unrealized Depreciation					(43,363,258)
	Net Unrealized Appreciation					$403,728,095

Restricted securities held by the Fund are as follows:
		Acquisition	Number	Acquisition		% of
	Security	Date	of Shares	Cost	Value	Net Assets
	Aquiline Resources, Inc.	9/27/05	390,000	$529,932	$1,602,765	0.2%
	AXMIN, Inc.	11/16/01	1,000,000	157,230	140,102	0.0
	Bear Creek Mining Corp.	8/15/05	948,000	2,865,287	2,815,710	0.3
	Eastmain Resources, Inc.	6/13/08	1,839,000	2,503,501	2,387,531	0.3
	Eastmain Resources, Inc. Warrants	6/13/08	919,500	-	164,894	0.0
	Franco-Nevada Corp.	11/30/07	585,000	8,916,073	15,348,293	1.9
	Full Metal Minerals Ltd. Warrants (a)	10/12/07	260,000	-	-	0.0
	Gold Wheaton Corp. Warrants	6/19/08	1,590,300	-	81,695	0.0
	Great Basin Gold Ltd.	5/28/02	300,000	293,351	459,534	0.0
	Jinshan Gold Mines, Inc.	2/25/08	935,000	1,339,541	1,240,087	0.2
	Kinross Gold Corp.	10/22/07	222,350	983,691	4,845,118	0.6
	New Gold, Inc.	3/9/07	1,026,170	7,029,165	3,920,082	0.5
	New Gold, Inc. Warrants	9/9/07	1,130,850	-	42,249	0.0
	Northgate Minerals Corp.	10/16/02	666,666	781,921	1,799,528	0.2
	Osisko Mining Corp.	9/14/09	1,093,333	2,959,754	8,128,642	1.0
	Pediment Gold Corp.	11/21/07	855,000	2,648,020	758,651	0.1
	Platinum Group Metals Ltd.	6/30/06	530,000	857,169	668,286	0.1
	Platmin Ltd.	7/28/06	202,500	715,676	264,792	0.0
	Red Back Mining, Inc.	11/21/08	350,000	958,416	3,932,658	0.5
	Yamana Gold, Inc.	5/29/08	291,048	1,082,992	3,131,624	0.4
				$34,621,719	$51,732,240	6.3%
(a)	Illiquid Security

					% of
Summary of Investments by Industry					Investments	Value
	Diversified Minerals				0.4%	$3,160,408
	Gold Mining				80.4	663,251,976
	Metal-Copper				2.7	5,576,675
	Platinum				0.7	22,458,233
	Precious Metals				5.3	43,920,134
	Silver Mining				7.8	64,424,420
	Total Common Stocks				97.3%	$802,791,846
	Exchange Traded Fund				1.2	10,082,700
	Money Market Fund				1.5	12,337,254
					100.0%	$825,211,800

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:

				Level 2	Level 3
			Level 1	Significant	Significant	Fair Value
			Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Common Stocks:
	Australia		$ -	$77,052,691	$ -	$77,052,691
	Canada		560,587,043	164,894	-	560,751,937
	Mexico		-	8,960,609	-	8,960,609
	South Africa		39,593,312	4,643,597	-	44,236,909
	United Kingdom		76,029,440	-	-	76,029,440
	United States		35,760,260	-	-	35,760,260

	Exchange Traded Fund:
	United States		10,082,700	-	-	10,082,700

	Money Market Fund:
	United States		12,337,254	-	-	12,337,254
Total			$734,390,009	$90,821,791	$ -	$825,211,800

See Note to Schedules of Investments

	MULTI-MANAGER ALTERNATIVES FUND
	SCHEDULE OF INVESTMENTS
	September 30, 2009 (unaudited)

	Number of Shares						Value
	COMMON STOCKS: 8.2%
	Basic Materials: 0.2%
	1,200		Chemspec International Ltd. (ADR) * †				$8,436
	500		Methanex Corp.				8,655
	250		Royal Gold, Inc. †				11,400
							28,491

	Communications: 0.3%
	500		Arris Group, Inc. * †				6,505
	2,400		BigBand Networks, Inc. * †				9,624
	800		EZchip Semiconductor Ltd. * †				10,248
	600		Harris Stratex Networks, Inc. * ‡				4,200
	1,000		MasTec, Inc. * †				12,150
							42,727

	Consumer, Cyclical: 0.1%
	600		GameStop Corp. (Class A) * †				15,882

	Consumer, Non-cyclical: 1.3%
	1,300		Cambrex Corp. * †				8,190
	200		Chemed Corp. †				8,778
	1,000		Conmed Corp. * †				19,170
	600		CRA International, Inc. * †				16,374
	4,800		Great Lakes Dredge & Dock Corp. †				33,504
	1,400		Merit Medical Systems, Inc. * †				24,262
	1,700		Navigant Consulting, Inc. * †				22,950
	1,000		Sara Lee Corp.				11,140
	800		Seneca Foods Corp. *				21,920
							166,288

Energy: 0.5%
	1,100		Comstock Resources, Inc. * † ‡				44,088
	1,000		Frontier Oil Corp. †				13,920
							58,008

Financial: 3.8%
	600		Astoria Financial Corp. ‡				6,624
	700		First Niagara Financial Group, Inc. † ‡				8,631
	200		Flushing Financial Corp. †				2,280
	1,800		Hanover Insurance Group, Inc. * †				74,394
	3,100		Harleysville National Corp. †				16,523
	16,200		Henderson Land Development Co. Ltd. (HKD) #				106,103
	500		Middleburg Financial Corp.				6,570
	3,800		Ocwen Financial Corp. * †				43,016
	900		Old National Bancorp †				10,080
	54,550		Sino Land Company Ltd. (HKD) #				97,184
	6,550		Sun Hung Kai Properties Ltd. (HKD) #				96,209
	300		Umpqua Holdings Corp. ‡				3,180
							470,794

Industrial: 1.3%
	600		Clean Harbors, Inc. * †				33,756
	2,200		EnergySolutions, Inc. †				20,284
	3,700		Furmanite Corp. * †				15,947
	2,000		Marten Transport Ltd. * †				34,120
	300		Pall Corp.				9,684
	2,900		PowerSecure International, Inc. * †				19,662
	300		SunPower Corp. * ‡				8,968
	400		SunPower Corp.- Class B * †				10,092
	200		Teleflex, Inc.				9,662
							162,175

Technology: 0.7%
	2,800		Actel Corp. * †				34,076
	7,500		Seachange International, Inc. * †				56,250
							90,326

	Total Common Stocks
	(Cost: $998,815)(a)						1,034,691

	CLOSED-END FUNDS: 3.1%
	64		Advent Claymore Global Convertible Securities & Income Fund				497
	23,917		ING Prime Rate Trust †				118,628
	690		MFS Intermediate Income Trust				4,733
	3,415		MFS Multimarket Income Trust †				21,617
	21,294		Nuveen Senior Income Fund †				122,866
	30,243		Van Kampen Senior Income Trust				119,460
	Total Closed-End Funds
(Cost: $329,211)(a)							387,801

	Principal Amount
	CONVERTIBLE BONDS: 0.5%
	30,000		Forest City Enterprises, Inc., 7.625%, 6/1/2015				24,450
	50,000		USEC, Inc. 3.00%, 10/01/2014				34,875
	Total Convertible Bonds
(Cost: $55,527)(a)							59,325

	Number of Shares
	EXCHANGE TRADED FUNDS: 10.8%
	30,935		ETFS Natural Gas *				18,796
	975		First Trust ISE-Revere Natural Gas Index Fund				16,244
	1,000		iShares Barclays 20+ Year Treasury Bond Fund †				98,660
	515		iShares Barclays Aggregate Bond Fund				54,034
	710		iShares Barclays MBS Bond Fund				75,821
	295		iShares COMEX Gold Trust *				29,184
	130		iShares Dow Jones STOXX 600 Automobiles & Parts (EUR) *				4,358
	680		iShares Dow Jones US Broker Dealers Index Fund				20,033
	425		iShares Dow Jones US Technology Sector Index Fund				22,079
	3,096		iShares FTSE/Xinhua China 25 Index Fund †				126,750
	555		iShares iBoxx Investment Grade Corporate Bond Fund				59,207
	550		iShares MSCI All Country Asia ex Japan Index Fund				29,161
	445		iShares MSCI Brazil Index Fund †				30,100
	3,651		iShares MSCI Emerging Markets Index Fund †				142,060
	1,050		iShares S&P Global Consumer Discretionary Sector Index Fund				43,943
	940		iShares S&P Global Consumer Staples Sector Index Fund				50,346
	600		iShares S&P Global Materials Sector Index Fund				33,450
	140		Lyxor ETF DJ Stoxx 600 Automobiles & Parts (EUR)				4,708
	870		Market Vectors Agribusiness ETF (b) *				33,617
	1,305		Market Vectors Global Alternative Energy ETF (b) *				33,356
	40		Nomura Next Funds Topix-17 Automobiles & Transportation Equipment ETF (JPY)				5,196
	1,910		PowerShares Dynamic Oil & Gas Services Portfolio				32,317
	2,040		PowerShares Global Listed Private Equity Portfolio				19,135
	1,780		PowerShares Global Nuclear Energy Portfolio *				34,550
	3,454		Powershares QQQ				145,932
	2,010		PowerShares Water Resources Portfolio				33,587
	500		ProShares UltraShort 20+ Year Treasury *				22,005
	1,610		Rydex S&P Equal Weight ETF †				60,053
	300		SPDR Gold Trust *				29,655
	810		Vanguard Information Technology ETF *				40,419
	Total Exchange Traded Funds
	(Cost: $1,286,039)(a)						1,348,756

	EXCHANGE TRADED PARTNERSHIPS: 0.3%
	1,000		K-Sea Transportation Partners LP				20,160
	2,000		United States Natural Gas Fund LP *				23,480
	Total Exchange Traded Partnerships
(Cost: $43,560)(a)							43,640

	OPEN-END FUNDS: 40.3%
	79,002		Caldwell & Orkin Market Opportunity Fund				1,647,991
	61,620		Loomis Sayles Bond Fund				800,448
	118,763		TFS Market Neutral Fund				1,823,008
	60,333		The Arbitrage Fund				785,542
	Total Open-End Funds
	(Cost: $4,962,226)(a)						5,056,989

	OPTIONS PURCHASED: 0.1%
	1,200		Actuant Corp. Puts ($12.50, expiring 10/17/09)				60
	500		Actuant Corp. Puts ($17.50, expiring 11/21/09)				975
	500		Apogee Enterprises Inc. Puts ($12.50, expiring 11/21/09)				125
	500		Arkansas Best Corp. Puts ($30, expiring 10/17/09)				625
	600		Energy Select Sector SPDR Fund Puts ($52, expiring 10/17/09)				396
	500		First Niagara Financial Group, Inc. Calls ($12.50, expiring 10/17/09)				150
	300		Freeport-McMoRan Copper & Gold, Inc. Puts ($65, expiring 10/17/09)				450
	500		Harley-Davidson, Inc. Puts ($23, expiring 10/17/09)				600
	400		iShares Dow Jones Transportation Average Index Fund Puts ($67, expiring 10/17/09)				580
	500		iShares MSCI Japan Index Fund Puts ($11, expiring 1/16/10)				625
	400		iShares Russell 2000 Index Fund Puts ($57, expiring 10/17/09)				208
	400		iShares Russell 2000 Index Fund Puts ($59, expiring 11/21/09)				852
	300		Legg Mason Inc. Puts ($30, expiring 10/17/09)				240
	600		Market Vectors Coal ETF Puts ($29, expiring 10/17/09)				414
	400		Midcap SPDR Trust Series 1 Puts ($120, expiring 10/17/09)				388
	400		Midcap SPDR Trust Series 1 Puts ($124, expiring 10/17/09)				880
	300		Middleby Corp. Puts ($50, expiring 11/21/09)				525
	300		Nordson Corp. Puts ($50, expiring 10/17/09)				510
	400		Regional Bank HOLDRs Trust Puts ($75, expiring 10/17/09)				260
	500		SPDR Barclays Capital High Yield Bond ETF Puts ($35, expiring 10/17/09)				60
	400		SPDR Barclays Capital High Yield Bond ETF Puts ($37, expiring 12/19/09)				460
	900		Thor Industries, Inc. Puts ($24.50, expiring 10/17/09)				360
	200		Valmont Industries, Inc. Puts ($75, expiring 10/17/09)				130
	600		Whiting Petroleum Corp. Puts ($50, expiring 10/17/09)				150
	Total Options Purchased
(Cost: $14,381)							10,023

	PREFERRED STOCKS: 1.1%
	15,000		CIT Group, Inc. 6.35%				38,250
	15,000		Federal National Mortgage Association 8.25% *				24,150
	1,000		Ford Motor Co Capital Trust II 6.5% * †				30,120
	4,000		Royal Bank of Scotland Group PLC 5.75% †				42,160
	Total Preferred Stocks
	(Cost: $136,065)(a)						134,680

	MONEY MARKET FUND: 34.8%
(Cost: $4,368,205)
	4,368,205		AIM Treasury Portfolio - Institutional Class				4,368,205

Total Investments Before Collateral for Securities Loaned: 99.2%
	(Cost: $12,194,029)						12,444,110

	SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES LOANED: 10.2%
(Cost: $1,279,790)
			State Street Navigator Securities Lending Prime Portfolio				1,279,790

	Total Investments: 109.4%						13,723,900
	(Cost: $13,473,819)
	Liabilities in excess of other assets: (9.4)%						(1,183,660)
	NET ASSETS: 100.0%						$12,540,240

	SECURITIES SOLD SHORT: (9.7)%
	COMMON STOCKS: (5.8)%
	Basic Materials: (0.0)%
	(1,250)		USEC, Inc. *				$ (5,863)

	Consumer, Cyclical: (2.3)%
	(1,100)		Coldwater Creek, Inc. *				(9,020)
	(300)		Darden Restaurants, Inc.				(10,239)
	(400)		Dick's Sporting Goods, Inc. *				(8,960)
	(200)		Fastenal Co.				(7,740)
	(4,000)		Ford Motor Co. *				(28,840)
	(200)		Gymboree Corp. *				(9,676)
	(800)		Hanesbrands, Inc. *				(17,120)
	(1,100)		hhgregg, Inc. *				(18,634)
	(500)		Macy's, Inc.				(9,145)
	(401)		Marriott International, Inc.				(11,071)
	(400)		MTS Systems Corp.				(11,684)
	(500)		PF Chang's China Bistro, Inc. *				(16,985)
	(500)		Royal Caribbean Cruises Ltd. *				(12,040)
	(1,100)		Ruby Tuesday, Inc. *				(9,262)
	(600)		Sonic Corp. *				(6,636)
	(400)		The Cheesecake Factory, Inc. *				(7,408)
	(100)		The Warnaco Group, Inc. *				(4,386)
	(400)		Toro Co.				(15,908)
	(100)		UniFirst Corp.				(4,445)
	(600)		Urban Outfitters, Inc. *				(18,102)
	(200)		VF Corp.				(14,486)
	(100)		Watsco, Inc.				(5,391)
	(600)		Winnebago Industries *				(8,826)
	(200)		WW Grainger, Inc.				(17,872)
	(100)		Yum! Brands, Inc.				(3,376)
							(287,252)

	Consumer, Non-cyclical: (0.1)%
	(200)		Fortune Brands, Inc.				(8,596)
	(200)		Robert Half International, Inc.				(5,004)
							(13,600)

Financial: (1.3)%
	(55)		Alexander's, Inc. *				(16,273)
	(200)		Boston Properties, Inc.				(13,110)
	(22,500)		CIT Group, Inc. *				(27,225)
	(300)		Cohen & Steers, Inc.				(7,200)
	(15,000)		Federal National Mortgage Association *				(22,800)
	(200)		Regency Centers Corp.				(7,410)
	(2,000)		Royal Bank of Scotland Group PLC				(33,940)
	(200)		Simon Property Group, Inc.				(13,886)
	(200)		Vornado Realty Trust				(12,882)
	(300)		Wells Fargo & Co.				(8,454)
							(163,180)

Industrial: (1.6)%
	(400)		AAON, Inc.				(8,032)
	(200)		Astec Industries, Inc. *				(5,094)
	(400)		Baldor Electric Co.				(10,936)
	(600)		Briggs & Stratton Corp.				(11,646)
	(700)		Comfort Systems USA, Inc.				(8,113)
	(400)		DineEquity, Inc. *				(9,900)
	(400)		EnerSys *				(8,848)
	(500)		Gibraltar Industries, Inc. *				(6,635)
	(400)		Lennox International, Inc.				(14,448)
	(200)		Nidec Corp.				(4,066)
	(200)		Nordson Corp.				(11,218)
	(600)		Owens Corning *				(13,470)
	(200)		Regal-Beloit Corp.				(9,142)
	(600)		Rofin-Sinar Technologies, Inc. *				(13,776)
	(1,100)		Sun Hydraulics Corp.				(23,166)
	(200)		TransDigm Group, Inc. *				(9,962)
	(100)		Valmont Industries, Inc.				(8,518)
	(300)		Watts Water Technologies, Inc.				(9,075)
	(600)		Woodward Governor Co.				(14,556)
							(200,601)

Technology: (0.5)%
	(600)		Dell, Inc. *				(9,156)
	(400)		Middleby Corp. *				(22,004)
	(500)		Palm, Inc. *				(8,715)
	(400)		Varian Semiconductor Equipment Associates, Inc. *				(13,136)
							(53,011)
	Total Common Stocks Sold Short
	(Proceeds: ($688,204))						(723,507)

	EXCHANGE TRADED FUNDS: (3.9)%
	(1,010)		iShares MSCI EAFE Index Fund				(55,227)
	(4,165)		SPDR Trust Series 1				(439,782)
	Total Exchange Traded Funds Sold Short
	(Proceeds: ($465,193))						(495,009)

	Total Securities Sold Short
	(Proceeds: ($1,153,397))						$ (1,218,516)

	COVERED OPTIONS WRITTEN: (0.0)%
	(600)		Astoria Financial Corp. Calls ($10, expiring 11/21/09)				(1,050)
	(200)		Comstock Resources, Inc. Calls ($40, expiring 10/17/09)				(390)
	(500)		First Niagara Financial Group, Inc. Calls ($12.50, expiring 10/17/09)				(150)
	(700)		First Niagara Financial Group, Inc. Calls ($12.50, expiring 11/21/09)				(350)
	(600)		Harris Stratex Networks, Inc. Calls ($7.50, expiring 10/17/09)				(150)
	(300)		SunPower Corp. Calls ($31, expiring 10/17/09)				(375)
	(300)		Umpqua Holdings Corp. Calls ($10, expiring 10/17/09)				(270)
	(Premiums received: ($3,596))						(2,735)

	Number of Contracts					Aggregate Market Value of Contracts	Unrealized Loss
	FUTURES CONTRACTS: (2.8)%
	3		10 Year US Treasury Note Dec 09			$ (354,984)	$ (3,908)

ADR	American Depositary Receipt
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,241,259.
‡	Collateral for call option.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $299,496, which represents 2.4% of net assets.

(a)	Securities segregated for securities sold short with a market value of $8,065,882.
(b)	Affiliated issuer - as defined under the Investment Company Act of 1940 (Van Eck Associates Corp. is the distributor and investment manager of the Market Vectors ETF Trust).

		Market Value 6/30/09	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Market Value 9/30/09
Affiliates
	Market Vectors Agribusiness ETF	$8,440	$23,852	$ -	$ -	$ -	$33,617
	Market Vectors Global Alternative Energy ETF	17,776	14,532	-	-	-	33,356
Total		$26,216	$38,384	$ -	$ -	$ -	$66,973

The aggregate cost of investments owned for Federal income tax purposes is $13,473,819 and unrealized appreciation (depreciation) on such investments is:
	Gross Unrealized Appreciation						$325,740
	Gross Unrealized Depreciation						(1,355,449)
	Net Unrealized Appreciation						($1,029,709)

The summary of inputs used to value the Fund’s investments as of September 30, 2009, is as follows:
					Level 2	Level 3
				Level 1	Significant	Significant	Fair Value
				Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
Long Positions
	Common Stocks			$735,195	$299,496	$ -	$1,034,691
Closed End Funds				387,801	-	-	387,801
Corporate Bond				59,325	-	-	59,325
	Exchange Traded Funds			1,348,756	-	-	1,348,756
	Exchange Traded Partnerships			43,640	-	-	43,640
Open End Funds				5,056,989	-	-	5,056,989
Options Purchased				10,023	-	-	10,023
Preferred Stocks				134,680	-	-	134,680
	Money Market Fund			4,368,205	-	-	4,368,205
Total				$12,144,614	$299,496	$ -	$12,444,110

					Level 2	Level 3
				Level 1	Significant	Significant	Fair Value
				Quoted Prices	Observable Inputs	Unobservable Inputs	of Investments
	Short Positions*			$1,218,516	$ -	$ -	$1,218,516

* See Schedule of Investments for security type and industry sector breakouts

See Note to Schedules of Investments

 Van Eck Funds
Note To Schedules of Investments
September 30, 2009 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("ASC 820"), the Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. ASC 820 establishes a hierarchy that prioritizes inputs to valuation methods used to measure fair value and requires additional disclosures about these valuation measurements. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Derek S. van Eck, Chief Executive Officer, Van Eck Funds

Date: November 30, 2009

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 30, 2009